Advances received (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Advances Received

	2018	2017
	(Thousands of yen)
Sponsorship income	39,542	38,342
Multiple franchise fee	16,065	16,065
Design supervision fee	17,701	30,380
Opening cost	19,000	51,000
Others	10,104	28,495

Total	102,412	164,282